COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitment and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

LEASES

Effective November 24, 2004, the Company's wholly-owned subsidiary, ESWA, entered into a lease agreement for approximately 40,220 square feet of leasehold space at 2 Bethlehem Pike Industrial Center, Montgomery Township, Pennsylvania. The leasehold space houses the Company's research and development facilities and also houses ESW’s manufacturing operations. The lease commenced on January 15, 2005 and was to expire January 31, 2010. Effective October 16, 2009, the Company's wholly-owned subsidiary ESWA entered into a lease renewal agreement with Nappen & Associates for the leasehold property in Pennsylvania. There were no modifications to the original economic terms of the lease under the lease renewal agreement. Under the terms of the lease renewal, the lease term will now expire February 28, 2013. Effective June 30, 2011, ESWA entered into a lease amendment agreement with Nappen & Associates for the leasehold property in Pennsylvania, whereby ESWA has the sole option to extend the expiry of the lease agreement by an additional 3 years if exercised, six months prior to February 28, 2013; there were no modifications to the original economic terms of the lease.

Effective December 20, 2004, the Company's wholly-owned subsidiary, ESWC, entered into a lease agreement for approximately 50,000 square feet of leasehold space in Concord, Ontario, Canada. The leasehold space previously housed the Company's executive offices and the manufacturing operations. The renewed lease period commenced on October 1, 2010 and ended on September 30, 2015. Effective May 1, 2012, the landlord terminated the  lease agreement for the facility. The Facility had been vacated prior to the lease termination.   Thereafter effective May 22, 2012, ESWC and its former landlord entered into an agreement for the full release of any future obligations under the  lease agreement subject to payment of a mutually agreed consideration payable through September 2012.   The agreement provides for a full and complete release of ESWC by the landlord for the consideration and terms under the lease agreement. The following is a summary of the minimum annual lease payments:

Year Ending December 31,	Amount

2012 (excluding the six months ended June 30, 2012)	$ 90,495
2013	30,165

Total	$ 120,660

LEGAL MATTERS

From time to time, the Company may be involved in a variety of claims, suits, investigations and proceedings arising from the ordinary course of our business, breach of contract claims, labor and employment claims, tax and other matters. Although claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, ESW believes that the resolution of current pending matters will not have a material adverse effect on its business, consolidated financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on ESW because of legal costs, diversion of management resources and other factors.

CAPITAL LEASE OBLIGATION

As of June 30, 2012 and December 31, 2011, the Company’s capital lease obligation amounted to $0 and $1,241, respectively.